Finance and other costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Detailed Information About Finance And Other Costs [Abstract]
Accretion on convertible debentures	$ 193	$ 1,747
Accretion on notes payable	689	112
Accretion on lease liabilities	3,357	2,480
Interest on notes payable	1,341	1,300
Interest on interest bearing borrowings	1,408	1,497
Transaction and other costs	2,614	2,591
Interest on Debentures	303	0
Accretion on Debentures	153	0
Total	$ 10,058	$ 9,727